EQUITY ISSUANCES (Details) (USD $) In Thousands, except Share data, unless otherwise specified	1 Months Ended								3 Months Ended	12 Months Ended		1 Months Ended						1 Months Ended						1 Months Ended
	Dec. 31, 2013		Jan. 31, 2013		Nov. 30, 2012		Jul. 31, 2012		Apr. 12, 2011	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2013 Common Units [Member]	Jan. 31, 2013 Common Units [Member]	Nov. 30, 2012 Common Units [Member]	Jul. 31, 2012 Common Units [Member]	Dec. 31, 2012 Common Units [Member]	Dec. 31, 2011 Common Units [Member]	Dec. 31, 2013 Subordinated Units [Member]	Jan. 31, 2013 Subordinated Units [Member]	Nov. 30, 2012 Subordinated Units [Member]	Jul. 31, 2012 Subordinated Units [Member]	Dec. 31, 2012 Subordinated Units [Member]	Dec. 31, 2011 Subordinated Units [Member]	Dec. 31, 2013 General Partner Units [Member]	Jan. 31, 2013 General Partner Units [Member]	Nov. 30, 2012 General Partner Units [Member]	Jul. 31, 2012 General Partner Units [Member]	Dec. 31, 2012 General Partner Units [Member]	Dec. 31, 2011 General Partner Units [Member]
Capital Unit [Line Items]
Partners' Capital Account, Units, Sold in Public Offering	5,100,000	[1]	4,316,947	[1]	5,824,590	[1]	7,294,305	[1]	13,800,000
Offering Cost Per Unit	$ 29.10		$ 29.74		$ 30.50		$ 30.95
Gross Proceeds From Issuance Of Common Units	$ 151,439	[2]	$ 131,006	[2]	$ 181,275	[2]	$ 230,366	[2]
Net Proceeds From Issuance Of Common Units	$ 150,342		$ 130,244		$ 180,105		$ 221,746
Golar Ownership after the Offering	41.40%	[3]	50.90%	[3]	54.10%	[3]	57.50%	[3]
Partners' Capital Account, Units, Sold in Private Placement			416,947		1,524,590		969,305
Limited Partners' Capital Account, Golar Units sold in secondary offering	3,400,000
Limited Liability Company (LLC) or Limited Partnership (LP), Managing Member or General Partner, Ownership Interest										2.00%
Limited Partners' Capital Account, Units Outstanding	45,663,096									45,663,096	36,246,149	45,663,096				36,246,149	23,127,254	15,949,831				15,949,831	15,949,831
General Partners' Capital Account, Units Outstanding	1,257,408									1,257,408	1,065,225													1,257,408				1,065,225	797,492
Partners' Capital Account, Units, Sale of Units												5,100,000	4,316,947	5,824,590	7,294,305			0	0	0	0			104,082	88,101	118,869	148,864

[1]	Includes common units issued by us to Golar in a private placement made concurrent to the public offering of 969,305 common units, 1,524,590 common units and 416,947 common units in July 2012, November 2012 and January 2013, respectively.
[2]	Includes General Partner's 2% proportionate capital contribution.
[3]	Includes Golar's 2% general partner interest in the Partnership.